Share-Based Incentive Compensation	6 Months Ended
Jun. 30, 2014
Share-Based Incentive Compensation disclosure
Share-Based Incentive Compensation disclosure [Text Block]

9.                                      SHARE-BASED INCENTIVE COMPENSATION

The following information relates to fully vested stock option awards at June 30, 2014:

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Vested at end of period (1)	7,967,953	$58.07	6.1 years	$287

Exercisable at end of period	5,137,812	$50.32	4.7 years	$225

(1)     Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

The total compensation cost for all share-based incentive compensation awards recognized in earnings was $31 million and $29 million for the three months ended June 30, 2014 and 2013, respectively, and $75 million and $70 million for the six months ended June 30, 2014 and 2013, respectively.  The related tax benefits recognized in the consolidated statement of income were $11 million and $10 million for the three months ended June 30, 2014 and 2013, respectively, and $26 million and $24 million for the six months ended June 30, 2014 and 2013, respectively.

The total unrecognized compensation cost related to all nonvested share-based incentive compensation awards at June 30, 2014 was $180 million, which is expected to be recognized over a weighted-average period of 2.0 years. The total unrecognized compensation cost related to all nonvested share-based incentive compensation awards at December 31, 2013 was $120 million, which was expected to be recognized over a weighted-average period of 1.7 years.

In February 2014, the Company’s board of directors approved The Travelers Companies, Inc. 2014 Stock Incentive Plan (2014 Incentive Plan) to replace, effective with shareholder approval, the Amended and Restated 2004 Stock Incentive Plan (2004 Incentive Plan), which was scheduled to expire in July 2014.  At the Company’s 2014 Annual Meeting of Shareholders on May 27, 2014, the shareholders approved the 2014 Incentive Plan.  Accordingly, the 2014 Incentive Plan became effective on that date and no further awards will be made under the 2004 Incentive Plan.  The 2014 Incentive Plan has substantially the same terms, other than the number of shares available, as the 2004 Incentive Plan and is effective through February 5, 2024.  The number of shares initially available for issuance under the 2014 Incentive Plan was 10,000,000 shares of common stock.  Shares of common stock subject to an award granted under the 2014 Incentive Plan or the prior 2004 Incentive Plan that expire unexercised, are forfeited, terminated or canceled and that do not result in the issuance of common stock, will be available for grant under the 2014 Incentive Plan.